Schedule of Expense of Development Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and Development [Abstract]
Opening total software technology development costs	$ 13,056,478	$ 10,559,601	$ 8,880,753
Software technology development during the year	2,999,079	2,496,877	1,678,848
Closing total software technology development costs	$ 16,055,557	$ 13,056,478	$ 10,559,601